UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-06707

				Narragansett Insured Tax-Free Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

[Logo of the Aquila Group of Funds: an eagle's head]

                         SERVING RHODE ISLAND INVESTORS
                             FOR MORE THAN A DECADE

  AQUILASM
GROUP OF FUNDS

                              NARRAGANSETT INSURED
                              TAX-FREE INCOME FUND


               380 Madison Avenue, Suite 2300 * New York, NY 10017
                           800-437-1020 * 212-697-6666

[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

                               SEMI-ANNUAL REPORT

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2003
                                   (UNAUDITED)

                                                                            RATING
     FACE                                                                MOODY'S, S&P
    AMOUNT      GENERAL OBLIGATION BONDS (44.6%)                           OR FITCH            VALUE
-------------   ----------------------------------------------------     ------------     -------------
                Coventry, Rhode Island
$     550,000      5.000%, 11/01/16 AMBAC Insured...................      Aaa+/AAA+++     $     597,438
      550,000      5.000%, 11/01/17 AMBAC Insured...................      Aaa+/AAA+++           591,937
                Cranston, Rhode Island
      300,000      5.500%, 06/15/07 MBIA Insured....................      Aaa+/AAA++            324,000
      500,000      5.450%, 11/15/11 FGIC Insured....................      Aaa+/AAA++            576,875
                Cumberland, Rhode Island
      250,000      3.750%, 02/01/13 FGIC Insured....................      Aaa+/AAA++            255,313
      250,000      4.000%, 02/01/14 FGIC Insured....................      Aaa+/AAA++            257,500
      250,000      4.000%, 02/01/15 FGIC Insured....................      Aaa+/AAA++            255,000
      500,000      5.000%, 08/01/15 MBIA Insured....................      Aaa+/AAA++            551,250
      250,000      4.000%, 02/01/16 FGIC Insured....................      Aaa+/AAA++            252,500
      250,000      4.100%, 02/01/17 FGIC Insured....................      Aaa+/AAA++            252,500
      250,000      4.150%, 02/01/18 FGIC Insured....................      Aaa+/AAA++            251,563
    1,255,000      5.000%, 10/01/18 MBIA Insured....................      Aaa+/AAA++          1,336,575
    1,040,000      5.200%, 10/01/21 MBIA Insured....................      Aaa+/AAA++          1,110,200
                East Providence, Rhode Island
      500,000      5.400%, 05/15/07 MBIA Insured....................      Aaa+/AAA++            535,000
      350,000      3.375%, 05/15/15 MBIA Insured....................      Aaa+/AAA++            335,125
                Lincoln, Rhode Island
      400,000      5.100%, 01/15/06 MBIA Insured....................      Aaa+/AAA++            409,500
      250,000      5.750%, 08/01/15 FGIC Insured....................      Aaa+/AAA+++           272,188
                New Shoreham, Rhode Island
      245,000      4.000%, 11/15/15 AMBAC Insured...................     AAA++/AAA+++           249,900
      255,000      4.250%, 11/15/16 AMBAC Insured...................     AAA++/AAA+++           262,331
      270,000      4.250%, 11/15/17 AMBAC Insured...................     AAA++/AAA+++           275,738
      910,000      4.800%, 04/15/18 AMBAC Insured...................     AAA++/AAA+++           956,637
      285,000      4.500%, 11/15/18 AMBAC Insured...................     AAA++/AAA+++           294,262
    1,105,000      5.000%, 04/15/22 AMBAC Insured...................     AAA++/AAA+++         1,149,200
                Newport, Rhode Island
      250,000      4.900%, 05/15/06 FGIC Insured....................      Aaa+/AAA++            257,985
      500,000      5.000%, 05/15/07 FGIC Insured....................      Aaa+/AAA++            516,425
      150,000      6.550%, 08/15/07 MBIA Insured....................      Aaa+/AAA++            152,928
      500,000      5.100%, 05/15/08 FGIC Insured....................      Aaa+/AAA++            516,600
                Newport, Rhode Island (continued)
$   1,000,000      4.500%, 11/01/15 AMBAC Insured...................      Aaa+/AAA+++     $   1,058,750
    1,000,000      4.750%, 11/01/18 AMBAC Insured...................      Aaa+/AAA+++         1,052,500
      800,000      5.000%, 11/01/20 AMBAC Insured...................      Aaa+/AAA+++           849,000
                North Providence, Rhode Island
      500,000      3.500%, 10/15/13 FSA Insured.....................      Aaa+/AAA++            500,625
      500,000      3.650%, 10/15/14 FSA Insured.....................      Aaa+/AAA++            501,875
      500,000      3.750%, 10/15/15 FSA Insured.....................      Aaa+/AAA++            497,500
      400,000      5.700%, 07/01/08 MBIA Insured....................      Aaa+/AAA++            459,000
      500,000      4.700%, 09/15/14 FSA Insured.....................      Aaa+/AAA+++           536,250
                Pawtucket, Rhode Island
      600,000      4.300%, 09/15/09 AMBAC Insured...................      Aaa+/AAA+++           651,750
      795,000      3.500%, 04/15/10, AMBAC Insured..................      Aaa+/AAA+++           825,806
      250,000      4.400%, 09/15/10 AMBAC Insured...................      Aaa+/AAA+++           272,187
      825,000      3.500%, 04/15/11 AMBAC Insured...................      Aaa+/AAA+++           846,656
      850,000      3.625%, 04/15/12 AMBAC Insured...................      Aaa+/AAA+++           870,187
      880,000      3.750%, 04/15/13 AMBAC Insured...................      Aaa+/AAA+++           896,500
      910,000      4.000%, 04/15/14 AMBAC Insured...................      Aaa+/AAA+++           935,025
                Providence, Rhode Island
      700,000      5.500%, 01/15/11 FSA Insured.....................      Aaa+/AAA++            769,125
    1,925,000      5.200%, 04/01/11 AMBAC Insured...................      Aaa+/AAA+++         2,160,812
    1,000,000      5.000%, 01/15/16 FGIC Insured....................      Aaa+/AAA++          1,080,000
    1,000,000      5.000%, 01/15/17 FGIC Insured....................      Aaa+/AAA++          1,073,750
    1,000,000      5.000%, 01/15/18 FGIC Insured....................      Aaa+/AAA++          1,067,500
                Rhode Island Consolidated Capital
                   Development Loan
    1,000,000      5.250%, 11/01/11 Series C MBIA Insured...........      Aaa+/AAA++          1,145,000
    1,000,000      5.000%, 06/01/14 Series B FGIC Insured...........      Aaa+/AAA++          1,088,750
    1,000,000      5.000%, 09/01/14 Series A FGIC Insured...........      Aaa+/AAA++          1,085,000
    2,000,000      5.000%, 08/01/15 Series B FGIC Insured...........      Aaa+/AAA++          2,160,000
    1,500,000      4.750%, 09/01/17 Series A FGIC Insured...........      Aaa+/AAA++          1,563,750
                South Kingstown, Rhode Island
      500,000      5.500%, 06/15/12 FGIC Insured....................      Aaa+/AAA+++           570,000
                State of Rhode Island
    1,000,000      5.000%, 07/15/05 FGIC Insured....................      Aaa+/AAA++          1,055,000
    1,000,000      5.125%, 07/15/11 FGIC Insured....................      Aaa+/AAA++          1,110,000
    4,000,000      5.000%, 08/01/14 FGIC Insured....................      Aaa+/AAA++          4,365,000
                State of Rhode Island (continued)
$   1,500,000      5.000%, 09/01/15 FGIC Insured....................      Aaa+/AAA++      $   1,620,000
    2,000,000      5.250%, 11/01/17 FGIC Insured....................      Aaa+/AAA++          2,225,000
    2,500,000      5.000%, 09/01/18 MBIA Insured....................      Aaa+/AAA++          2,678,125
    2,000,000      5.000%, 09/01/19 MBIA Insured....................      Aaa+/AAA++          2,132,500
    1,500,000      5.000%, 09/01/20 MBIA Insured....................      Aaa+/AAA++          1,590,000
                Warwick, Rhode Island
      500,000      3.375%, 06/15/14 FGIC Insured....................      Aaa+/AAA++            490,000
      665,000      4.250%, 07/15/14 AMBAC Insured...................      Aaa+/AAA++            695,756
      195,000      5.600%, 08/01/14 FSA Insured.....................      Aaa+/AAA++            216,206
      700,000      4.375%, 07/15/15 AMBAC Insured...................      Aaa+/AAA++            732,375
      735,000      4.500%, 07/15/16 AMBAC Insured...................      Aaa+/AAA++            768,075
      770,000      4.600%, 07/15/17 AMBAC Insured...................      Aaa+/AAA++            804,650
    1,000,000      5.000%, 03/01/18 FGIC Insured....................      Aaa+/AAA++          1,076,250
      810,000      4.700%, 07/15/18 AMBAC Insured...................      Aaa+/AAA++            847,463
    1,000,000      5.000%, 01/15/19 FGIC Insured....................      Aaa+/AAA++          1,062,500
      855,000      4.750%, 07/15/19 AMBAC Insured...................      Aaa+/AAA++            891,338
      500,000      5.000%, 01/15/20 FGIC Insured....................      Aaa+/AAA++            528,750
                West Warwick, Rhode Island
      500,000      4.875%, 03/01/16 AMBAC Insured...................      Aaa+/AAA+++           535,000
      670,000      5.000%, 03/01/17 AMBAC Insured...................      Aaa+/AAA+++           717,738
      700,000      5.050%, 03/01/18 AMBAC Insured...................      Aaa+/AAA+++           749,875
      735,000      5.100%, 03/01/19 AMBAC Insured...................      Aaa+/AAA+++           785,531
                Woonsocket, Rhode Island
      385,000      5.125%, 03/01/11 MBIA Insured....................      Aaa+/AAA++            394,471
      655,000      4.450%, 12/15/12 FGIC Insured....................      Aaa+/AAA+++           700,031
      685,000      4.550%, 12/15/13 FGIC Insured....................      Aaa+/AAA+++           729,525
                                                                                          -------------
                     Total General Obligation Bonds.................                         66,814,927
                                                                                          -------------

                REVENUE BONDS (55.8%)
                ----------------------------------------------------

                DEVELOPMENT REVENUE BONDS (9.3%)
                ----------------------------------------------------
                Rhode Island Convention Center Authority
      500,000      5.000%, 05/15/07 Series 1993 B MBIA Insured......      Aaa+/AAA++            548,750
    2,000,000      5.000%, 05/15/23 Series 1993 C MBIA Insured......      Aaa+/AAA++          2,032,500
                Rhode Island Public Building Authority State
                   Public Projects
$   1,000,000      5.250%, 02/01/09 Series 1998 A
                   AMBAC Insured....................................      Aaa+/AAA++      $   1,120,000
      500,000      5.000%, 12/15/09 Series 1999 A
                   AMBAC Insured....................................      Aaa+/AAA++            563,750
    1,000,000      5.250%, 12/15/14 Series 1998 FSA Insured.........      Aaa+/AAA++          1,117,500
      500,000      5.500%, 12/15/14 Series 1996 B MBIA Insured......      Aaa+/AAA++            558,750
      500,000      5.500%, 12/15/15 Series 1996 B MBIA Insured......      Aaa+/AAA++            558,750
                Rhode Island State Economic Development Corp.,
                   Airport Revenue
    1,000,000      5.000%, 07/01/18 Series B FSA Insured............      Aaa+/AAA++          1,060,000
                Rhode Island State Economic Development Corp.,
                   Motor Fuel Tax Revenue (Rhode Island
                   Department of Transportation)
    2,000,000      3.875%, 06/15/14 Series A AMBAC Insured..........      Aaa+/AAA++          2,042,500
    1,000,000      4.000%, 06/15/15 Series A AMBAC Insured..........      Aaa+/AAA++          1,020,000
                Rhode Island State Economic Development Corp.,
                   University of Rhode Island
      750,000      4.800%, 11/01/11Series 1999 FSA Insured..........        Aaa+/NR             821,250
      750,000      4.900%, 11/01/12 Series 1999 FSA Insured.........        Aaa+/NR             816,563
      750,000      4.900%, 11/01/13Series 1999 FSA Insured..........        Aaa+/NR             811,875
      750,000      5.000%, 11/01/14 Series 1999 FSA Insured.........        Aaa+/NR             818,437
                                                                                          -------------
                   Total Development Revenue Bonds..................                         13,890,625
                                                                                          -------------

                HIGHER EDUCATION REVENUE BONDS (29.2%)
                ----------------------------------------------------
                Providence, Rhode Island Public Building
                   Authority, School Projects
    1,395,000      4.000%, 12/15/12 Series 2003 A MBIA Insured......      Aaa+/AAA++          1,463,006
    1,450,000      4.000%, 12/15/13 Series 2003 A MBIA Insured......      Aaa+/AAA++          1,508,000
    1,505,000      4.000%, 12/15/14 Series 2003 A MBIA Insured......      Aaa+/AAA++          1,550,150
    1,570,000      4.000%, 12/15/15 Series 2003 A MBIA Insured......      Aaa+/AAA++          1,601,400
    1,630,000      4.000%, 12/15/16 Series 2003 A MBIA Insured......      Aaa+/AAA++          1,646,300
                Rhode Island Health & Education Building Corp.,
                   Brown University
$   2,000,000      5.250%, 09/01/17 Series 1993 MBIA Insured........      Aaa+/AAA+++     $   2,195,000
    1,000,000      5.000%, 09/01/23 Series 1993 MBIA Insured........      Aaa+/AAA++          1,036,250
                Rhode Island Health & Education Building Corp.,
                   Bryant College
    1,000,000      5.125%, 06/01/19 AMBAC Insured...................      Aaa+/AAA++          1,068,750
      230,000      5.000%, 12/01/21 AMBAC Insured...................      Aaa+/AAA++            242,075
                Rhode Island Health & Education Building Corp.
                   Higher Educational Facilities
      500,000      3.500%, 09/15/13 Series 2003 B MBIA Insured......      Aaa+/AAA++            500,625
    1,010,000      3.625%, 09/15/14 Series 2003 B MBIA Insured......      Aaa+/AAA++          1,011,263
      600,000      3.625%, 09/15/14 Series 2003 C MBIA Insured......      Aaa+/AAA++            600,750
    1,050,000      4.000%, 09/15/15 Series 2003 B MBIA Insured......      Aaa+/AAA++          1,072,312
      500,000      4.000%, 09/15/15 Series 2003 C MBIA Insured......      Aaa+/AAA++            510,625
    1,040,000      4.000%, 09/15/16 Series 2003 B MBIA Insured......      Aaa+/AAA++          1,050,400
      500,000      4.000%, 09/15/16 Series 2003 C MBIA Insured......      Aaa+/AAA++            505,000
                Rhode Island Health & Education Building Corp.,
                   Johnson & Wales University
    1,360,000      4.000%, 04/01/12 Series 2003 XLCA Insured........      Aaa+/AAA++          1,422,900
    3,210,000      4.000%, 04/01/13 Series 2003 XLCA Insured........      Aaa+/AAA++          3,342,413
    2,000,000      4.000%, 04/01/14 Series 2003 XLCA Insured........      Aaa+/AAA++          2,060,000
      465,000      5.500%, 04/01/15 1999 Series A MBIA Insured......      Aaa+/AAA++            541,725
      900,000      5.500%, 04/01/16 1999 Series A MBIA Insured......      Aaa+/AAA++          1,051,875
      785,000      5.500%, 04/01/17 1999 Series A MBIA Insured......      Aaa+/AAA++            908,638
    2,000,000      5.000%, 04/01/29 1999 Series A MBIA Insured......      Aaa+/AAA++          2,062,500
                Rhode Island Health & Education Building Corp.,
                   Rhode Island School of Design
      505,000      4.700%, 06/01/18 Series 2001 MBIA Insured........      Aaa+/AAA++            530,250
      280,000      4.750%, 06/01/19 Series 2001 MBIA Insured........      Aaa+/AAA++            292,950
                Rhode Island Health & Education Building Corp.,
                   Roger Williams University
      500,000      5.125%, 11/15/11 AMBAC Insured...................      Aaa+/AAA++            562,500
    1,000,000      5.500%, 11/15/11 Series 1996 S AMBAC Insured.....       NR/AAA++           1,115,000
                Rhode Island Health & Education Building Corp.,
                   Roger Williams University (continued)
$   1,000,000      5.125%, 11/15/14 Series 1996 S AMBAC Insured.....      Aaa+/AAA++      $   1,105,000
    1,000,000      5.000%, 11/15/18 Series 1996 S AMBAC Insured.....      Aaa+/AAA++          1,082,500
                Rhode Island Health & Education Facilities
                   Authority Providence College
    1,000,000      4.250%, 11/01/14 XLCA Insured....................      Aaa+/AAA++          1,048,750
    2,500,000      4.375%, 11/01/15 XLCA Insured....................      Aaa+/AAA++          2,618,750
    2,500,000      4.500%, 11/01/16 XLCA Insured....................      Aaa+/AAA++          2,615,625
    1,000,000      4.500%, 11/01/17 XLCA Insured....................      Aaa+/AAA++          1,038,750
                Providence, Rhode Island Public Building School &
                   Public Facilities Project
    1,500,000      5.250%, 12/15/17 AMBAC Insured...................      Aaa+/AAA++          1,657,500
    1,000,000      5.250%, 12/15/19 AMBAC Insured...................      Aaa+/AAA++          1,095,000
                                                                                          -------------
                   Total Higher Education Revenue Bonds.............                         43,714,532
                                                                                          -------------

                MORTGAGE REVENUE MULTI-FAMILY BONDS (0.3%)
                ----------------------------------------------------
                Rhode Island Housing & Mortgage Finance Corp.,
      225,000      5.450%, 07/01/04 Series 1995 A
                   AMBAC Insured....................................      Aaa+/AAA++            228,438
      235,000      5.550%, 07/01/05 Series 1995 A
                   AMBAC Insured....................................      Aaa+/AAA++            245,281
                                                                                          -------------
                   Total Mortgage Revenue Multi-Family Bonds........                            473,719
                                                                                          -------------

                POLLUTION CONTROL REVENUE BONDS (4.5%)
                ----------------------------------------------------
                Rhode Island Clean Water Finance Agency, Water
                   Pollution Control Bonds
    1,800,000      5.000%, 10/01/18 Series 2002 B MBIA Insured......      Aaa+/AAA++          1,930,500
    4,765,000      4.375%, 10/01/21 Series 2002 B MBIA Insured......      Aaa+/AAA++          4,782,869
                                                                                          -------------
                   Total Pollution Control Revenue Bonds............                          6,713,369
                                                                                          -------------

                WATER AND SEWER REVENUE BONDS (8.6%)
                ----------------------------------------------------
                Bristol County, Rhode Island Water Authority
      300,000      5.000%, 12/01/08 Series 1997 A MBIA Insured......      Aaa+/AAA++            324,375
      750,000      5.250%, 07/01/17 Series 1997 A MBIA Insured......      Aaa+/AAA++            818,437
                Kent County, Rhode Island Water Authority
                   Revenue Bonds
$     250,000      5.700%, 07/15/04 Series 1994 A MBIA Insured......      Aaa+/AAA++      $     256,083
      500,000      4.000%, 07/15/12 Series 2002 A MBIA Insured......      Aaa+/AAA++            525,625
    1,055,000      4.150%, 07/15/14 Series 2002 A MBIA Insured......      Aaa+/AAA++          1,095,881
                Rhode Island Clean Water Protection
                   Finance Agency,
    1,000,000      5.125%, 10/01/11 Series 1999 C MBIA Insured......      Aaa+/AAA++          1,121,250
      500,000      4.600% , 10/01/13 Series A AMBAC Insured.........      Aaa+/AAA++            528,750
      500,000      4.750%, 10/01/14 Series A AMBAC Insured..........      Aaa+/AAA++            530,625
    1,250,000      5.400%, 10/01/15 Series A MBIA Insured...........      Aaa+/AAA++          1,451,563
    2,000,000      4.750%, 10/01/18 Series A AMBAC Insured..........      Aaa+/AAA++          2,070,000
      500,000      4.750%, 10/01/20 Series A AMBAC Insured..........      Aaa+/AAA++            514,375
                Rhode Island Water Resources Board Public
                   Drinking Water Protection Revenue Bond
    1,500,000      4.000%, 03/01/14 MBIA Insured....................      Aaa+/AAA++          1,541,250
    1,000,000      4.250%, 03/01/15 MBIA Insured....................      Aaa+/AAA++          1,038,750
                Rhode Island Clean Water Protection
      200,000      5.300%, 10/01/07 1993 Series 1993 A
                   MBIA Insured.....................................      Aaa+/AAA++            223,000
      300,000      5.400%, 10/01/09 1993 Series 1993 A
                   MBIA Insured.....................................      Aaa+/AAA++            343,500
      500,000      4.500%, 10/01/11 1993 Series 1993 B
                   AMBAC Insured....................................      Aaa+/AAA++            535,000
                                                                                          -------------
                   Total Water and Sewer Revenue Bonds..............                         12,918,464
                                                                                          -------------
                OTHER REVENUE BONDS (3.9%)
                ----------------------------------------------------
                Rhode Island State Capital Development Loan
    1,500,000      5.400%, 08/01/08 MBIA Insured....................      Aaa+/AAA++          1,640,625
    1,135,000      5.000%, 08/01/11 MBIA Insured....................      Aaa+/AAA++          1,237,150
                State of Rhode Island Certificates of Participation,
                   Howard Center Improvements
      400,000      5.250%, 10/01/10 MBIA Insured....................      Aaa+/AAA++            446,000
      200,000      5.375%, 10/01/16 MBIA Insured....................      Aaa+/AAA++            221,750
                State of Rhode Island Depositors Economic
                   Protection Corp.
$     135,000      5.500%, 08/01/06 Series 1992 B MBIA Insured.......     Aaa+/AAA++      $     148,500
      300,000      5.800%, 08/01/09 Series 1993 B MBIA Insured......      Aaa+/AAA++            351,000
      500,000      6.000%, 08/01/17 Series 1992 B MBIA Insured.......     Aaa+/AAA++            543,750
    1,045,000      5.250%, 08/01/21 Series 1993 B MBIA Insured
                   (Escrowed to Maturity)...........................      Aaa+/AAA++          1,193,912
                                                                                          -------------
                   Total Other Revenue Bonds........................                          5,782,687
                                                                                          -------------
                     Total Revenue Bonds............................                         83,493,396
                                                                                          -------------

                   Total Investments (cost $142,529,372*)...   100.4%                       150,308,323
                   Other assets less liabilities............    (0.4)                          (580,956)
                                                               -----                      -------------
                   Net Assets...............................   100.0%                     $ 149,727,367
                                                               =====                      =============

            *     See note 4.

            Rating Services:

            +     Moody's Investors Service
            ++    Standard & Poor's
            +++   Fitch
            NR-   Not rated by two of the ratings services.


                              PORTFOLIO ABBREVIATIONS:
               AMBAC   - American Municipal Bond Assurance Corp.
               FGIC    - Financial Guaranty Insurance Co.
               FSA     - Financial Security Assurance
               MBIA    - Municipal Bond Investors Assurance
               XLCA    - XL Capital Assurance Inc.

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2003 (UNAUDITED)

ASSETS
   Investments at value (cost $142,529,372) .......................................................         $ 150,308,323
   Receivable for Fund shares sold ................................................................               508,672
   Interest receivable ............................................................................             1,737,037
   Receivable for investment securities sold ......................................................                25,000
   Other assets ...................................................................................                 6,082
                                                                                                            -------------
   Total assets ...................................................................................           152,585,114
                                                                                                            -------------

LIABILITIES
   Cash overdraft .................................................................................             2,045,712
   Payable for Fund shares redeemed ...............................................................               547,370
   Dividends payable ..............................................................................               178,377
   Distribution fees payable ......................................................................                68,801
   Management fee payable .........................................................................                14,568
   Accrued expenses ...............................................................................                 2,919
                                                                                                            -------------
   Total liabilities ..............................................................................             2,857,747
                                                                                                            -------------
NET ASSETS ........................................................................................         $ 149,727,367
                                                                                                            =============

   Net Assets consist of:
   Capital Stock - Authorized 80,000,000 shares, par value $.01 per share .........................         $     138,066
   Additional paid-in capital .....................................................................           142,579,867
   Net unrealized appreciation on investments (note 4) ............................................             7,778,951
   Accumulated net realized loss on investments ...................................................              (607,658)
   Distributions in excess of net investment income ...............................................              (161,859)
                                                                                                            -------------
                                                                                                            $ 149,727,367
                                                                                                            =============

CLASS A
   Net Assets .....................................................................................         $ 105,987,921
                                                                                                            =============
   Capital shares outstanding .....................................................................             9,773,250
                                                                                                            =============
   Net asset value and redemption price per share .................................................         $       10.84
                                                                                                            =============
   Offering price per share (100/96 of $10.84 adjusted to nearest cent) ...........................         $       11.29
                                                                                                            =============

CLASS C
   Net Assets .....................................................................................         $  22,471,679
                                                                                                            =============
   Capital shares outstanding .....................................................................             2,072,339
                                                                                                            =============
   Net asset value and offering price per share ...................................................         $       10.84
                                                                                                            =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ..................................................         $       10.84*
                                                                                                            =============

CLASS I
   Net Assets .....................................................................................         $     691,491
                                                                                                            =============
   Capital shares outstanding .....................................................................                63,803
                                                                                                            =============
   Net asset value, offering and redemption price per share .......................................         $       10.84
                                                                                                            =============

CLASS Y
   Net Assets .....................................................................................         $  20,576,276
                                                                                                            =============
   Capital shares outstanding .....................................................................             1,897,209
                                                                                                            =============
   Net asset value, offering and redemption price per share .......................................         $       10.85
                                                                                                            =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

Investment Income:

     Interest income ...................................................                          $3,215,209

Expenses:

     Management fee (note 3) ...........................................        $   370,098
     Distribution and service fees (note 3) ............................            191,054
     Trustees' fees and expenses (note 8) ..............................             49,406
     Fund accounting fees ..............................................             28,822
     Transfer and shareholder servicing agent fees .....................             26,952
     Shareholders' reports and proxy statements ........................             24,016
     Legal fees ........................................................             20,996
     Auditing and tax fees .............................................             11,234
     Custodian fees ....................................................             10,268
     Registration fees and dues ........................................              4,914
     Miscellaneous .....................................................             14,996
                                                                                -----------
     Total Expenses ....................................................            752,756

     Management fee waived (note 3) ....................................           (288,026)
     Expenses paid indirectly (note 6) .................................             (8,144)
                                                                                -----------
     Net expenses ......................................................                             456,586
                                                                                                  ----------
     Net investment income .............................................                           2,758,623

Realized and Unrealized Gain (Loss) on Investments:

     Net realized gain (loss) from securities transactions .............             91,730
     Change in unrealized appreciation on investments ..................         (1,005,047)
                                                                                -----------
     Net realized and unrealized gain (loss) on investments ............                            (913,317)
                                                                                                  ----------
     Net change in net assets resulting from operations ................                          $1,845,306
                                                                                                  ==========

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS ENDED
                                                                                       DECEMBER 31, 2003          YEAR ENDED
                                                                                          (UNAUDITED)           JUNE 30, 2003
                                                                                       -----------------        -------------
OPERATIONS:
   Net investment income .......................................................         $   2,758,623          $   5,028,971
   Net realized gain (loss) from securities transactions .......................                91,730                286,562
   Change in unrealized appreciation on investments ............................            (1,005,047)             5,341,554
                                                                                         -------------          -------------
      Change in net assets from operations .....................................             1,845,306             10,657,087
                                                                                         -------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 9):
   Class A Shares:
   Net investment income .......................................................            (2,079,685)            (3,889,489)

   Class C Shares:
   Net investment income .......................................................              (342,684)              (607,348)

   Class I Shares:
   Net investment income .......................................................               (10,421)               (16,746)

   Class Y Shares:
   Net investment income .......................................................              (390,128)              (637,034)
                                                                                         -------------          -------------
      Change in net assets from distributions ..................................            (2,822,918)            (5,150,617)
                                                                                         -------------          -------------
CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ...................................................            16,340,426             44,058,438
   Reinvested dividends and distributions ......................................             1,778,882              3,417,773
   Cost of shares redeemed .....................................................           (15,448,549)           (19,044,516)
                                                                                         -------------          -------------
   Change in net assets from capital share transactions ........................             2,670,759             28,431,695
                                                                                         -------------          -------------
      Change in net assets .....................................................             1,693,147             33,938,165

NET ASSETS:
   Beginning of period .........................................................           148,034,220            114,096,055
                                                                                         -------------          -------------
   End of period* ..............................................................         $ 149,727,367          $ 148,034,220
                                                                                         =============          =============

   * Includes distributions in excess of net investment income of: .............         $    (161,859)         $     (97,564)
                                                                                         =============          =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.   FEES AND RELATED PARTY TRANSACTIONS

A)   MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Refer to Note 10 for Subsequent Event footnote. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's net assets.

     Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's average net assets.

     For the year ended December 31, 2003, the Fund incurred management fees of $370,098 of which $288,026 was voluntarily waived.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.


B) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2003, distribution fees on Class A Shares amounted to $79,575, of which the Distributor retained $1,697.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2003 amounted to $83,509. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2003, amounted to $27,836. The total of these payments with respect to Class C Shares amounted to $111,345, of which the Distributor retained $18,943.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.05%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended December 31, 2003, these payments were made at the average annual rate of 0.20% of such net assets amounting to $534 of which $134 related to the Plan and $400 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2003, total commissions on sales of Class A Shares amounted to $203,213, of which the Distributor received $16,892.


C)   OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended December 31, 2003, the Fund incurred $20,463 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund for legal fees in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a partner of Hollyer Brady Smith & Hines LLP.


4.   PURCHASES AND SALES OF SECURITIES

     During the six months ended December 31, 2003, purchases of securities and proceeds from the sales of securities aggregated $17,106,430 and $7,343,900, respectively.

     At December 31, 2003, the aggregate tax cost for all securities was $142,503,673. At December 31, 2003, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $7,818,889 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $14,239, for a net unrealized appreciation of $7,804,650.


5.   PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 80% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At December 31, 2003, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 2003, the Fund had all of its net assets invested in Rhode Island municipal issues.


6.   EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


7.   CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                                         SIX MONTHS ENDED
                                                         DECEMBER 31, 2003                      YEAR ENDED
                                                            (UNAUDITED)                       JUNE 30, 2003
                                                  ------------------------------      -------------------------------
                                                      SHARES           AMOUNT            SHARES             AMOUNT
                                                      ------           ------            ------             ------
CLASS A SHARES:
   Proceeds from shares sold ...........               884,622      $  9,500,210         2,511,973       $ 26,990,482
   Reinvested distributions ............               124,783         1,330,954           239,993          2,564,785
   Cost of shares redeemed .............            (1,026,565)      (10,980,717)       (1,208,692)       (13,117,881)
                                                  ------------      ------------      ------------       ------------
      Net change .......................               (17,160)         (149,553)        1,543,274         16,437,386
                                                  ------------      ------------      ------------       ------------

CLASS C SHARES:
   Proceeds from shares sold ...........               341,259         3,629,061           851,696          9,125,462
   Reinvested distributions ............                19,448           207,610            32,560            348,204
   Cost of shares redeemed .............              (350,093)       (3,719,136)         (312,631)        (3,355,269)
                                                  ------------      ------------      ------------       ------------
      Net change .......................                10,614           117,535           571,625          6,118,397
                                                  ------------      ------------      ------------       ------------

CLASS I SHARES:
   Proceeds from shares sold ...........                22,595           241,000             4,279             45,721
   Reinvested distributions ............                    93             1,002                52                560
   Cost of shares redeemed .............                    --                --               (53)              (592)
                                                  ------------      ------------      ------------       ------------
      Net change .......................                22,688           242,002             4,278             45,689
                                                  ------------      ------------      ------------       ------------

CLASS Y SHARES:
   Proceeds from shares sold ...........               278,389         2,970,155           741,749          7,896,773
   Reinvested distributions ............                22,493           239,316            47,085            504,224
   Cost of shares redeemed .............               (69,944)         (748,696)         (242,048)        (2,570,774)
                                                  ------------      ------------      ------------       ------------
      Net change .......................               230,938         2,460,775           546,786          5,830,223
                                                  ------------      ------------      ------------       ------------
Total transactions in Fund
   shares ..............................               247,080      $  2,670,759         2,665,963       $ 28,431,695
                                                  ============      ============      ============       ============


8.   TRUSTEES' FEES AND EXPENSES

     During the previous fiscal year ended June 30, 2003, there were eight Trustees, one of which is affiliated with the Manager and is not paid any trustee fees. Each Trustee's fees paid during the year were at the annual rate of $6,500 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accomodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the previous fiscal year ended June 30, 2003, such reimbursements averaged approximately $4,002 per Trustee.


9.   DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $86,229 and debited additional paid-in capital in the amount of $86,229 at June 30, 2003. This adjustment had no impact on the Fund's aggregate net assests at June 30, 2003. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

     At June 30, 2003, the Fund had a capital loss carryover of $699,388 which expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

     Tax character of distributions paid by the Fund:

                                                 Year Ended June 30,
                                                2003               2002
                                            ----------         ----------
     Net tax-exempt income                  $5,052,703         $4,014,083
     Ordinary income                            97,914             31,879
                                            ----------         ----------
                                            $5,150,617         $4,045,962
                                            ==========         ==========


     As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                $  (699,388)
      Unrealized appreciation                        8,805,515
                                                   -----------
                                                   $ 8,106,127
                                                   ===========

10.  SUBSEQUENT EVENT

     Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement and Sub-Advisory Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC, which will continue the management of the Fund. The transfer was made for reasons of corporate and tax planning and will have no effect on the management of the Fund or the fees being paid. These changes will not affect the sub-advisory arrangements with the Fund's Sub-Adviser, Citizens Investment Advisors, a department of Citizens Bank of Rhode Island, which provides the Fund with local advisory services.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS A
                                                  -------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                          YEAR ENDED JUNE 30,
                                                    12/31/03       --------------------------------------------------
                                                  (UNAUDITED)       2003       2002       2001       2000       1999
                                                  -----------      ------     ------     ------     ------     ------
Net asset value, beginning of period ...........    $10.92         $10.47     $10.32      $9.91     $10.16     $10.47
                                                    ------         ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income + .....................     0.21           0.42       0.45       0.47       0.49       0.49
   Net gain (loss) on securities
      (both realized and unrealized) ...........    (0.08)          0.47       0.16       0.44      (0.24)     (0.30)
                                                    ------         ------     ------     ------     ------     ------
   Total from investment operations ............     0.13           0.89       0.61       0.91       0.25       0.19
                                                    ------         ------     ------     ------     ------     ------
Less distributions (note 9):
   Dividends from net investment income ........    (0.21)         (0.44)     (0.46)     (0.50)     (0.50)     (0.50)
                                                    ------         ------     ------     ------     ------     ------
Net asset value, end of period .................    $10.84         $10.92     $10.47     $10.32      $9.91     $10.16
                                                    ======         ======     ======     ======     ======     ======

Total return (not reflecting sales charge) .....    1.24%++         8.64%      6.07%      9.19%      2.58%      1.74%

Ratios/supplemental data
   Net assets, end of period (in thousands) ....   $105,988       $106,887   $86,378    $67,669*    $59,899    $66,611
   Ratio of expenses to average net assets .....    0.52%*          0.51%      0.49%     0.41%       0.41%      0.39%
   Ratio of net investment income to
      average net assets .......................    3.82%*          3.96%      4.34%     4.65%       4.89%      4.61%
   Portfolio turnover rate .....................    5.07%++        11.74%      6.02%     3.08%       8.66%      1.36%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .....    0.90%*          0.88%      0.88%      0.95%      0.95%      0.91%
   Ratio of net investment income to
      average net assets .......................    3.44%*          3.59%      3.95%      4.11%      4.36%      4.09%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .....    0.51%*          0.48%      0.46%      0.40%      0.38%      0.35%

                                                                                   CLASS I
                                                  ----------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                    YEAR ENDED JUNE 30,              PERIOD
                                                   12/31/03        ---------------------------------------      ENDED
                                                  (UNAUDITED)       2003       2002       2001       2000     6/30/99(1)
                                                  -----------      ------     ------     ------     ------    ----------
Net asset value, beginning of period ...........    $10.91         $10.47     $10.32     $9.90      $10.15      $10.54
                                                    ------         ------     ------     ------     ------      ------
Income (loss) from investment operations:
   Net investment income + .....................     0.20           0.42       0.44       0.47       0.48        0.31
   Net gain (loss) on securities
      (both realized and unrealized) ...........    (0.07)          0.46       0.17       0.43      (0.23)      (0.38)
                                                    ------         ------     ------     ------     ------      ------
   Total from investment operations ............     0.13           0.88       0.61       0.90       0.25       (0.07)
                                                    ------         ------     ------     ------     ------      ------
Less distributions (note 9):
   Dividends from net investment income ........    (0.20)         (0.44)     (0.46)     (0.48)     (0.50)      (0.32)
                                                    ------         ------     ------     ------     ------      ------
Net asset value, end of period .................    $10.84         $10.91     $10.47     $10.32     $ 9.90      $10.15
                                                    ======         ======     ======     ======     ======      ======

Total return (not reflecting sales charge) .....    1.33%++         8.52%      6.05%      9.29%      2.56%     (0.75)%++

Ratios/supplemental data
   Net assets, end of period (in thousands) ....     $691           $449       $386       $93         $75        $77
   Ratio of expenses to average net assets .....    0.53%*          0.52%      0.50%      0.41%      0.43%      0.49%*
   Ratio of net investment income to
      average net assets .......................    3.81%*          3.95%      4.32%      4.65%      4.87%      4.54%*
   Portfolio turnover rate .....................    5.07%++        11.74%      6.02%      3.08%      8.66%      1.36%++

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .....    0.91%*          0.89%      0.89%      0.96%      0.97%      0.87%*
   Ratio of net investment income to
      average net assets .......................    3.43%*          3.58%      3.93%      4.10%      4.34%      4.16%*

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .....    0.52%*          0.49%      0.48%      0.41%      0.40%      0.46%*

----------
(1) For the period November 4, 1998 (commencement of operations) through June 30, 1999.
 +    Per share amounts have been calculated using the monthly average shares method.
++    Not annualized.
 *    Annualized.

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    CLASS C
                                                    ------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                       YEAR ENDED JUNE 30,
                                                      12/31/03      --------------------------------------------------
                                                    (UNAUDITED)      2003       2002       2001       2000       1999
                                                    -----------     ------     ------     ------     ------     ------
Net asset value, beginning of period ............     $10.92        $10.47     $10.32     $9.91      $10.16     $10.47
                                                      ------        ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income+ .......................      0.16          0.33       0.36       0.38       0.40       0.38
   Net gain (loss) on securities (both
      realized and unrealized) ..................     (0.07)         0.47       0.16       0.43      (0.24)     (0.29)
                                                      ------        ------     ------     ------     ------     ------
   Total from investment operations .............      0.09          0.80       0.52       0.81       0.16       0.09
                                                      ------        ------     ------     ------     ------     ------

Less distributions (note 9):
   Dividends from net investment income .........     (0.17)        (0.35)     (0.37)     (0.40)     (0.41)     (0.40)
                                                      ------        ------     ------     ------     ------     ------
Net asset value, end of period ..................     $10.84        $10.92     $10.47     $10.32      $9.91     $10.16
                                                      ======        ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ......     0.81%++        7.72%      5.16%      8.27%      1.71%      0.76%

Ratios/supplemental data
   Net assets, end of period (in thousands) .....     $22,472       $22,506    $15,606    $7,023     $4,681     $4,213
   Ratio of expenses to average net assets ......     1.37%*         1.35%      1.34%      1.26%      1.26%      1.35%
   Ratio of net investment income to
      average net assets ........................     2.98%*         3.10%      3.46%      3.78%      4.04%      3.65%
   Portfolio turnover rate ......................     5.07%++       11.74%      6.02%     3.08%+      8.66%      1.36%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ......     1.75%*         1.72%      1.72%      1.80%      1.80%      1.75%
   Ratio of net investment income to
      average net assets ........................     2.60%*         2.73%      3.07%      3.24%      3.50%      3.25%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......     1.36%*         1.33%      1.31%      1.25%      1.23%      1.32%

                                                                                    CLASS Y
                                                    ------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                       YEAR ENDED JUNE 30,
                                                     12/31/03       --------------------------------------------------
                                                    (UNAUDITED)      2003       2002       2001       2000       1999
                                                    -----------     ------     ------     ------     ------     ------
Net asset value, beginning of period ............     $10.92        $10.47     $10.32      $9.91     $10.16     $10.47
                                                      ------        ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income+ .......................      0.21          0.45       0.46       0.48       0.50       0.49
   Net gain (loss) on securities (both
      realized and unrealized) ..................     (0.06)         0.45       0.17       0.44      (0.24)     (0.30)
                                                      ------        ------     ------     ------     ------     ------
   Total from investment operations .............      0.15          0.90       0.63       0.92       0.26       0.19
                                                      ------        ------     ------     ------     ------     ------

Less distributions (note 9):
   Dividends from net investment income .........     (0.22)        (0.45)     (0.48)     (0.51)     (0.51)     (0.50)
                                                      ------        ------     ------     ------     ------     ------
Net asset value, end of period ..................     $10.85        $10.92     $10.47     $10.32     $ 9.91     $10.16
                                                      ======        ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ......     1.41%++        8.80%      6.22%      9.35%      2.73%      1.79%

Ratios/supplemental data
   Net assets, end of period (in thousands) .....     $20,576       $18,193    $11,726    $3,332     $2,277     $4,250
   Ratio of expenses to average net assets ......     0.37%*         0.36%      0.34%      0.26%      0.26%      0.33%
   Ratio of net investment income to
      average net assets ........................     3.98%*         4.10%      4.47%      4.79%      5.07%      4.65%
   Portfolio turnover rate ......................     5.07%++       11.74%      6.02%      3.08%      8.66%      1.36%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ......     0.75%*         0.73%      0.73%      0.80%      0.79%      0.70%
   Ratio of net investment income to
      average net assets ........................     3.60%*         3.73%      4.08%      4.24%      4.54%      4.29%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......     0.36%*         0.33%      0.31%      0.26%      0.23%      0.30%

----------
 +    Per share amounts have been calculated using the monthly average shares method.
++    Not annualized.
 *    Annualized.

                 See accompanying notes to financial statements.

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on September 4, 2003. The holders of shares representing approximately 87% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

                                        Number of Votes:
         TRUSTEE                        FOR                       WITHHELD
         -------                        ---                       --------

         Lacy B. Herrmann               10,198,323                1,198,818
         Vernon R. Alden                10,196,418                1,200,723
         Paul Y. Clinton                10,198,323                1,198,818
         David A. Duffy                 10,198,898                1,198,243
         Willliam J. Nightingale        10,195,843                1,201,298
         John J. Partridge              10,195,843                1,201,298
         Cornelius T. Ryan              10,198,898                1,198,243
         J. William Weeks               10,198,898                1,198,243


2.    To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                        Number of Votes:
         FOR                            AGAINST                   ABSTAIN
         ---                            -------                   -------

         11,340,212                       7,961                   48,967



INFORMATION AVAILABLE (UNAUDITED)

     Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio of securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

     Whenever you may be interested in seeing a listing of your trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

FOUNDER
   AQUILA MANAGEMENT CORPORATION

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   CITIZENS INVESTMENT ADVISORS,
   A DEPARTMENT OF CITIZENS BANK
   OF RHODE ISLAND
   One Citizens Plaza
   Providence, Rhode Island 02903

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Vernon R. Alden
   Paul Y. Clinton
   David A. Duffy
   William J. Nightingale
   John J. Partridge
   Cornelius T. Ryan
   J. William Weeks

OFFICERS
   Diana P. Herrmann, Vice Chair and President
   Stephen J. Caridi, Senior Vice President
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio  43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



SEMI-ANNUAL
REPORT

DECEMBER 31, 2003

                          A TAX-FREE INCOME INVESTMENT

[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS



ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT 	INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair and President
March 8, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
March 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
March 8, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
March 8, 2004



NARRAGANSETT INSURED TAX-FREE INCOME FUND


EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.